Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.21%
Advertising–0.29%
Trade Desk, Inc. (The), Class A(b)	2,083	$193,261
Apparel Retail–0.33%
Ross Stores, Inc.	1,576	220,262
Apparel, Accessories & Luxury Goods–0.26%
lululemon athletica, inc.(b)	566	176,586
Application Software–5.29%
Adobe, Inc.(b)	2,116	941,112
ANSYS, Inc.(b)	408	129,520
Atlassian Corp., Class A(b)	737	115,606
Autodesk, Inc.(b)	1,002	202,003
Cadence Design Systems, Inc.(b)	1,275	365,045
Datadog, Inc., Class A(b)	1,433	157,888
Intuit, Inc.	1,311	755,713
Roper Technologies, Inc.	501	266,913
Synopsys, Inc.(b)	714	400,411
Workday, Inc., Class A(b)	978	206,798
		3,541,009
Automobile Manufacturers–2.32%
Tesla, Inc.(b)	8,737	1,555,885
Automotive Retail–0.40%
O’Reilly Automotive, Inc.(b)	276	265,860
Biotechnology–3.88%
Amgen, Inc.	2,509	767,378
Biogen, Inc.(b)	680	152,959
Gilead Sciences, Inc.	5,832	374,823
Moderna, Inc.(b)(c)	1,788	254,879
Regeneron Pharmaceuticals, Inc.(b)	506	495,961
Vertex Pharmaceuticals, Inc.(b)	1,209	550,506
		2,596,506
Broadline Retail–6.27%
Amazon.com, Inc.(b)	18,828	3,322,012
MercadoLibre, Inc. (Brazil)(b)	237	408,963
PDD Holdings, Inc., ADR (China)(b)(c)	3,127	468,362
		4,199,337
Cable & Satellite–1.48%
Charter Communications, Inc., Class A(b)(c)	680	195,242
Comcast Corp., Class A	18,551	742,596
Sirius XM Holdings, Inc.(c)	17,989	50,729
		988,567
Cargo Ground Transportation–0.27%
Old Dominion Freight Line, Inc.	1,019	178,580
Communications Equipment–1.32%
Cisco Systems, Inc.	18,957	881,501
Construction Machinery & Heavy Transportation Equipment– 0.39%
PACCAR, Inc.	2,453	263,698
Shares		Value
Consumer Staples Merchandise Retail–2.69%
Costco Wholesale Corp.	2,078	$1,682,951
Dollar Tree, Inc.(b)	1,020	120,309
		1,803,260
Diversified Support Services–0.84%
Cintas Corp.	474	321,358
Copart, Inc.(b)	4,501	238,823
		560,181
Drug Retail–0.10%
Walgreens Boots Alliance, Inc.(c)	4,038	65,496
Electric Utilities–1.29%
American Electric Power Co., Inc.	2,464	222,376
Constellation Energy Corp.	1,483	322,182
Exelon Corp.	4,679	175,696
Xcel Energy, Inc.	2,599	144,115
		864,369
Health Care Equipment–1.85%
DexCom, Inc.(b)	1,805	214,380
GE HealthCare Technologies, Inc.	2,131	166,218
IDEXX Laboratories, Inc.(b)	389	193,313
Intuitive Surgical, Inc.(b)	1,649	663,096
		1,237,007
Hotels, Resorts & Cruise Lines–1.82%
Airbnb, Inc., Class A(b)	2,051	297,252
Booking Holdings, Inc.	160	604,216
Marriott International, Inc., Class A	1,355	313,235
		1,214,703
Human Resource & Employment Services–1.01%
Automatic Data Processing, Inc.	1,923	470,981
Paychex, Inc.(c)	1,691	203,191
		674,172
Industrial Conglomerates–0.92%
Honeywell International, Inc.	3,054	617,488
Industrial Gases–1.47%
Linde PLC	2,255	982,098
Interactive Home Entertainment–0.44%
Electronic Arts, Inc.	1,252	166,366
Take-Two Interactive Software, Inc.(b)(c)	799	128,127
		294,493
Interactive Media & Services–9.85%
Alphabet, Inc., Class A(b)	10,682	1,842,645
Alphabet, Inc., Class C(b)	10,279	1,788,135
Meta Platforms, Inc., Class A	6,344	2,961,569
		6,592,349
Internet Services & Infrastructure–0.12%
MongoDB, Inc.(b)(c)	338	79,788

See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
IT Consulting & Other Services–0.23%
Cognizant Technology Solutions Corp., Class A	2,330	$154,130
Life Sciences Tools & Services–0.12%
Illumina, Inc.(b)	744	77,584
Movies & Entertainment–2.08%
Netflix, Inc.(b)	2,026	1,299,922
Warner Bros. Discovery, Inc.(b)	11,422	94,117
		1,394,039
Oil & Gas Equipment & Services–0.23%
Baker Hughes Co., Class A	4,686	156,887
Oil & Gas Exploration & Production–0.25%
Diamondback Energy, Inc.	835	166,382
Packaged Foods & Meats–0.95%
Kraft Heinz Co. (The)	5,679	200,866
Mondelez International, Inc., Class A	6,304	432,013
		632,879
Pharmaceuticals–0.32%
AstraZeneca PLC, ADR (United Kingdom)	2,726	212,683
Rail Transportation–0.46%
CSX Corp.	9,172	309,555
Real Estate Services–0.22%
CoStar Group, Inc.(b)(c)	1,912	149,461
Research & Consulting Services–0.25%
Verisk Analytics, Inc.	671	169,615
Restaurants–0.93%
DoorDash, Inc., Class A(b)	1,764	194,234
Starbucks Corp.	5,301	425,246
		619,480
Semiconductor Materials & Equipment–3.40%
Applied Materials, Inc.	3,890	836,661
ASML Holding N.V., New York Shares (Netherlands)	405	388,942
KLA Corp.	633	480,782
Lam Research Corp.	613	571,586
		2,277,971
Semiconductors–20.82%
Advanced Micro Devices, Inc.(b)	7,564	1,262,432
Analog Devices, Inc.	2,322	544,486
Broadcom, Inc.	2,170	2,882,953
GLOBALFOUNDRIES, Inc.(b)(c)	2,565	125,685
Intel Corp.	19,795	610,676
Marvell Technology, Inc.	4,047	278,474
Microchip Technology, Inc.	2,530	245,992
Micron Technology, Inc.	5,168	646,000
NVIDIA Corp.	4,531	4,967,471
NXP Semiconductors N.V. (China)	1,200	326,520
ON Semiconductor Corp.(b)	2,000	146,080
QUALCOMM, Inc.	5,224	1,065,957
Texas Instruments, Inc.	4,257	830,158
		13,932,884
Shares		Value
Soft Drinks & Non-alcoholic Beverages–2.61%
Coca-Cola Europacific Partners PLC (United Kingdom)	2,138	$157,592
Keurig Dr Pepper, Inc.	6,496	222,488
Monster Beverage Corp.(b)	4,871	252,902
PepsiCo, Inc.	6,435	1,112,612
		1,745,594
Systems Software–10.01%
CrowdStrike Holdings, Inc., Class A(b)	1,065	334,058
Fortinet, Inc.(b)	3,572	211,891
Microsoft Corp.	13,468	5,590,971
Palo Alto Networks, Inc.(b)	1,513	446,199
Zscaler, Inc.(b)	695	118,122
		6,701,241
Technology Distributors–0.21%
CDW Corp.	628	140,433
Technology Hardware, Storage & Peripherals–8.04%
Apple, Inc.(d)	27,990	5,381,078
Trading Companies & Distributors–0.26%
Fastenal Co.	2,679	176,760
Transaction & Payment Processing Services–0.47%
PayPal Holdings, Inc.(b)	5,018	316,084
Wireless Telecommunication Services–1.45%
T-Mobile US, Inc.	5,556	972,078
Total Common Stocks & Other Equity Interests (Cost $53,014,345)		65,733,274
Money Market Funds–2.20%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f)	514,578	514,578
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(e)(f)	367,425	367,535
Invesco Treasury Portfolio, Institutional Class, 5.22%(e)(f)	588,089	588,089
Total Money Market Funds (Cost $1,470,193)		1,470,202
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.41% (Cost $54,484,538)		67,203,476
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.92%
Invesco Private Government Fund, 5.30%(e)(f)(g)	184,419	184,419
Invesco Private Prime Fund, 5.48%(e)(f)(g)	1,103,016	1,103,347
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,287,766)		1,287,766
TOTAL INVESTMENTS IN SECURITIES–102.33% (Cost $55,772,304)		68,491,242
OTHER ASSETS LESS LIABILITIES—(2.33)%		(1,557,597)
NET ASSETS–100.00%		$66,933,645
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,299	$10,565,072	$(10,135,793)	$-	$-	$514,578	$17,716
Invesco Liquid Assets Portfolio, Institutional Class	60,943	7,546,479	(7,239,852)	9	(44)	367,535	12,993
Invesco Treasury Portfolio, Institutional Class	97,484	12,074,367	(11,583,762)	-	-	588,089	20,211
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	209,007	8,025,713	(8,050,301)	-	-	184,419	13,575*
Invesco Private Prime Fund	537,469	19,671,643	(19,106,147)	-	382	1,103,347	35,958*
Total	$990,202	$57,883,274	$(56,115,855)	$9	$338	$2,757,968	$100,453

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-Mini Nasdaq 100 Index	40	June-2024	$1,487,280	$2,315	$2,315
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$65,733,274	$—	$—	$65,733,274
Money Market Funds	1,470,202	1,287,766	—	2,757,968
Total Investments in Securities	67,203,476	1,287,766	—	68,491,242
Other Investments - Assets*
Futures Contracts	2,315	—	—	2,315
Total Investments	$67,205,791	$1,287,766	$—	$68,493,557

*	Unrealized appreciation.
Invesco NASDAQ 100 Index Fund